Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net
3.	Accounts receivable, net

Accounts receivable, net consist of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable, gross	66,782,454	92,400,198
Less: allowance for credit loss	(17,725,683)	(14,816,208)
Accounts receivable, net	49,056,771	77,583,990

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2023, 2024 and 2025:

	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1	8,875,133	20,164,070	17,725,683
Addition (Reversal)	11,809,161	(1,944,636)	(2,909,475)
Write offs	(520,224)	(493,751)	—
Balance as of December 31	20,164,070	17,725,683	14,816,208